Share-Based Compensation - Summary of the Stock Option (Detail)	6 Months Ended
Jun. 30, 2025 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average grant date fair value, Unvested as of June 30, 2025	$ 0.1627
Weighted average grant date fair value, Granted	0.1627
Weighted average grant date fair value, Vested	0.1627
Weighted average grant date fair value, Forfeited	$ 0.1627
Number of stock options, Unvested as of June 30, 2025 | shares	4,949,054
Number of stock options, Granted | shares	4,996,006
Number of stock options, Forfeited | shares	(46,952)